Other Current Assets	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

Note 3 – Other Current Assets:

	June 30	December 31
	2025	2024
Governmental institutions	136,971	33,972
Prepaid expenses	337,594	322,198
Deferred contract costs (1)	-	57,392
Other current assets	75,479	8,357
	550,044	421,919

(1) The following table shows the change in deferred contract costs for the respective periods:

	June 30	December 31
	2025	2024
Balance at the beginning of the period	57,392	68,427
Contract costs recognized during the period	(57,392)	(68,427)
Contract costs relating to new sales	-	57,392
Balance at the end of the period	-	57,392